Loans and Allowance for Loan Losses, TDR Loan Modifications (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) Loan	Dec. 31, 2021 USD ($) Loan
Troubled Debt Restructuring Loan Modifications [Abstract]
Troubled Debt Restructuring	$ 1,151	$ 4,784
Specific allocations in reserves to customers	0	0
Commitments to lend additional amounts to customers	$ 0	$ 3,199
Number of TDRs occurred | Loan	0	0
Aggregate loan balances	$ 879,780	$ 824,708
CARES Act [Member]
Troubled Debt Restructuring Loan Modifications [Abstract]
Aggregate loan amount that are reviewed risk categories	1,000
Commercial Real Estate [Member] | Owner-occupied [Member] | Reduction of Principal and Interest Payments [Member]
Troubled Debt Restructuring Loan Modifications [Abstract]
Troubled Debt Restructuring	411	1,455
Commercial Real Estate [Member] | Owner-occupied [Member] | Maturity Extension at Lower Stated Rate than Market Rate [Member]
Troubled Debt Restructuring Loan Modifications [Abstract]
Troubled Debt Restructuring		268
Commercial Real Estate [Member] | Owner-occupied [Member] | Credit Extension at Lower Stated Rate than Market Rate [Member]
Troubled Debt Restructuring Loan Modifications [Abstract]
Troubled Debt Restructuring	361	375
Commercial Real Estate [Member] | Nonowner-occupied [Member] | Credit Extension at Lower Stated Rate than Market Rate [Member]
Troubled Debt Restructuring Loan Modifications [Abstract]
Troubled Debt Restructuring	379	385
Commercial and Industrial [Member] | Interest Only Payments [Member]
Troubled Debt Restructuring Loan Modifications [Abstract]
Troubled Debt Restructuring		2,301
Performing to Modified Terms [Member]
Troubled Debt Restructuring Loan Modifications [Abstract]
Troubled Debt Restructuring	1,151	4,784
Performing to Modified Terms [Member] | Commercial Real Estate [Member] | Owner-occupied [Member] | Reduction of Principal and Interest Payments [Member]
Troubled Debt Restructuring Loan Modifications [Abstract]
Troubled Debt Restructuring	411	1,455
Performing to Modified Terms [Member] | Commercial Real Estate [Member] | Owner-occupied [Member] | Maturity Extension at Lower Stated Rate than Market Rate [Member]
Troubled Debt Restructuring Loan Modifications [Abstract]
Troubled Debt Restructuring		268
Performing to Modified Terms [Member] | Commercial Real Estate [Member] | Owner-occupied [Member] | Credit Extension at Lower Stated Rate than Market Rate [Member]
Troubled Debt Restructuring Loan Modifications [Abstract]
Troubled Debt Restructuring	361	375
Performing to Modified Terms [Member] | Commercial Real Estate [Member] | Nonowner-occupied [Member] | Credit Extension at Lower Stated Rate than Market Rate [Member]
Troubled Debt Restructuring Loan Modifications [Abstract]
Troubled Debt Restructuring	379	385
Performing to Modified Terms [Member] | Commercial and Industrial [Member] | Interest Only Payments [Member]
Troubled Debt Restructuring Loan Modifications [Abstract]
Troubled Debt Restructuring		2,301
Not Performing to Modified Terms [Member]
Troubled Debt Restructuring Loan Modifications [Abstract]
Troubled Debt Restructuring	0	0
Not Performing to Modified Terms [Member] | Commercial Real Estate [Member] | Owner-occupied [Member] | Reduction of Principal and Interest Payments [Member]
Troubled Debt Restructuring Loan Modifications [Abstract]
Troubled Debt Restructuring	0	0
Not Performing to Modified Terms [Member] | Commercial Real Estate [Member] | Owner-occupied [Member] | Maturity Extension at Lower Stated Rate than Market Rate [Member]
Troubled Debt Restructuring Loan Modifications [Abstract]
Troubled Debt Restructuring		0
Not Performing to Modified Terms [Member] | Commercial Real Estate [Member] | Owner-occupied [Member] | Credit Extension at Lower Stated Rate than Market Rate [Member]
Troubled Debt Restructuring Loan Modifications [Abstract]
Troubled Debt Restructuring	0	0
Not Performing to Modified Terms [Member] | Commercial Real Estate [Member] | Nonowner-occupied [Member] | Credit Extension at Lower Stated Rate than Market Rate [Member]
Troubled Debt Restructuring Loan Modifications [Abstract]
Troubled Debt Restructuring	$ 0	0
Not Performing to Modified Terms [Member] | Commercial and Industrial [Member] | Interest Only Payments [Member]
Troubled Debt Restructuring Loan Modifications [Abstract]
Troubled Debt Restructuring		$ 0